Thomas E. Bisset

Direct Line: 202-383-0118

Internet: thomas.bisset@sablaw.com

February 27, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for American Family Variable Account II of American Family Life Insurance Company (File No. 333-45592)

Commissioners:

On behalf of American Family Life Insurance Company (the “Company”) and American Family Variable Account II, we have attached for filing Post-Effective Amendment No. 8 (the “Amendment”) to the Registration Statement on Form N-4 (the “Registration Statement”) for certain flexible premium variable annuity contracts (the “Contracts”). The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, to reflect the proposed substitution of the Vanguard International Portfolio of the Vanguard Variable Insurance Fund for the Federated International Equity Fund II of the Federated Insurance Series and the proposed substitution of the Fidelity Variable Insurance Products Investment Grade Bond Portfolio of the Fidelity Variable Insurance Products Fund V for the Federated Quality Bond Fund II of the Federated Insurance Series, under the Contracts.

The Amendment also reflects the Company’s decision to assume responsibility for the administration of all operations related to the Contracts and to terminate its agreement with the third party administrator for the Contracts effective on or about March 31, 2009. In addition, certain clarifying changes have been made to the disclosures in the prospectus set forth in the Amendment.

Additional updating changes, as well as financial statements and certain required exhibits, will be included in a subsequent post-effective amendment to the Registration Statement to be filed pursuant to Rule 485(b) on or before April 30, 2008.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0118.

Sincerely,

/s/ Thomas E. Bisset
Thomas E. Bisset

Enclosures

cc:	Rosalie Detmer, Esq.